Subsequent event (Details Narrative)	Jun. 23, 2026	Nov. 26, 2025
Subsequent Events [Abstract]
Share consolidation description	On June 23, 2026, the Board approved a share consolidation at a ratio of one (1) for thirteen (13) in respect of all of the Company’s authorized and issued and outstanding shares (the “Share Consolidation”), in particular, every thirteen (13) issued and unissued class A ordinary shares of par value US$0.0001 each will be consolidated into one (1) class A ordinary share of par value US$0.0013 each and every thirteen (13) issued and unissued class B ordinary shares of par value US$0.0001 each will be consolidated into one (1) class B ordinary share of par value US$0.0013 each	On November 26, 2025, shareholders of the Company approved a share consolidation of every issued and unissued Class A Ordinary Shares and Class B Ordinary Shares at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-twenty (20) (the “Range”), with the exact ratio to be set at a whole number within the Range by the board of directors of the Company